UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2014

Date of reporting period:	9/30/2014

Item 1.	Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561%	(a)	04/10/49	16,128	$17,358,863
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	460	459,088
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	18,528	18,745,852
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	6,601	6,673,178
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	8,944	9,440,220
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.710%	(a)	12/10/49	1,132	1,131,610
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	5,662	6,047,282
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,183,453
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	20,000	20,147,580
Commercial Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,117,648
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	12,500	12,989,850
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.274%	(a)	03/10/44	9,675	10,087,393
GS Mortgage Securities Corp. II, Series 2013-GC12, Class A2	2.011%		06/10/46	20,000	20,020,320
GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	3.526%		08/10/46	25,000	25,835,600
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	29,715	31,819,000
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	19,000	19,692,664
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	20,451,920
GS Mortgage Securities Trust, Series 2014-GC24, Class A4	3.342%		09/10/47	10,000	10,126,015
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,207,640
JPMMB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,293,295
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	6,953,611
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A3	2.682%		12/15/47	22,445	22,347,499
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.771%	(a)	06/15/49	116	117,340
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.929%	(a)	02/15/51	335	335,602
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	20,000	20,057,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,337,070
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	15,000	15,454,890
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3	3.472%		07/15/47	20,000	20,452,300
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	9,011	9,125,002
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(a)	07/12/38	1,218	1,244,304
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.673%	(a)	05/12/39	15,000	15,843,510
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	14,500	15,427,028

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	5,805	5,815,004
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	30,441,535
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.896	%(a)	05/15/43	8,473	8,896,188
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(a)	05/15/43	10,000	10,632,340
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011	%(a)	06/15/45	10,500	11,208,382
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	31,384	33,576,277
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	16,237	17,452,228
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	14,024	14,989,180
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	1,875	1,874,674
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	19,024	20,704,431
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,335,920

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $593,519,219)					578,450,086

CORPORATE BONDS — 90.4%
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	5.200%		08/15/15	7,000	7,275,870
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750%		04/15/19	7,150	7,132,125
Exelis, Inc., Gtd. Notes	4.250%		10/01/16	5,000	5,260,905
General Dynamics Corp., Gtd. Notes(b)	1.000%		11/15/17	14,600	14,431,808
L-3 Communications Corp., Gtd. Notes	1.500%		05/28/17	2,705	2,685,178
Precision Castparts Corp., Sr. Unsec’d. Notes	1.250%		01/15/18	11,640	11,489,285
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16	14,650	15,592,478
Textron, Inc., Sr. Unsec’d. Notes	6.200%		03/15/15	6,000	6,151,212

					70,018,861

Airlines — 1.1%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Equipment Trust	4.000%		07/15/25	2,609	2,638,341
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Equipment Trust	4.950%		01/15/23	25,303	27,137,541
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%		09/15/17	2,106	2,232,785
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820%		05/01/18	4,449	4,871,676
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%		02/02/19	2,469	2,737,219
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates(c)	6.703%		06/15/21	308	332,553
Continental Airlines, Inc., Series 2001-1, Class B, Pass-Through Trust, Pass-Through Certificates	7.373%		12/15/15	80	84,061
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%		04/19/22	15,415	17,110,338
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%		11/10/19	4,003	4,694,037
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%		01/12/21	3,054	3,274,968
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%		08/10/22	5,347	6,229,080

Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%		07/02/18	3,721	4,124,274
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%		05/23/19	15,739	16,919,477
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates(b)	5.300%		04/15/19	1,592	1,738,732
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%		05/07/20	9,528	10,314,505

					104,439,587

Automotive — 4.1%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	2.125%		10/10/18	3,750	3,768,315
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A(b)	1.500%		09/11/17	14,700	14,740,543
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.600%		02/16/18	6,055	6,032,869
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18	6,802	6,795,082
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%		01/09/15	15,375	15,454,197
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	15,000	15,183,045
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%		01/11/17	8,270	8,558,805
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	10,911	11,002,751
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	14,300	14,431,803
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%		03/12/19	19,450	19,252,971
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15	33,145	33,577,575
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	24,348	25,501,389
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	14,520	15,396,253
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	45,956	50,190,662
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15	12,980	13,571,239
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17	2,000	2,260,958
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	39,500	40,141,875
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	6,975	7,009,875
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17	16,500	17,283,750
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A(b)	2.400%		09/15/19	18,145	18,138,250
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	12,210	12,548,083
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	3.875%		03/15/16	9,100	9,485,067
Harley-Davidson Funding Corp., Gtd. Notes, 144A	5.750%		12/15/14	1,175	1,187,450
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250%		10/05/17	13,750	13,663,870
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	1.150%		11/20/15	10,000	10,060,880
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	2.375%		03/22/17	10,050	10,312,405

					395,549,962

Banking — 24.4%
American Express Co., Sr. Unsec’d. Notes(b)	0.825	%(a)	05/22/18	2,000	2,017,254
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	8,875	8,744,094
American Express Co., Sr. Unsec’d. Notes(b)	7.000%		03/19/18	19,920	23,192,358
American Express Credit Corp., Sr. Unsec’d. Notes(b)	2.125%		07/27/18	19,190	19,293,875
American Express Credit Corp., Sr. Unsec’d. Notes(b)	2.250%		08/15/19	18,850	18,718,125
Bank of America Corp., Jr. Sub. Notes(b)	5.125	%(a)	12/31/49	15,000	14,512,500

Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	10,000	10,825,000
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	10,601	11,429,256
Bank of America Corp., Sr. Unsec’d. Notes	2.000%		01/11/18	35,235	35,081,763
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.600%		01/15/19	47,055	46,963,337
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.650%		04/01/19	20,320	20,257,719
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	7,144	7,750,990
Bank of America Corp., Sr. Unsec’d. Notes	5.650%		05/01/18	5,000	5,561,490
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	34,337,953
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	52,838,031
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.500%		08/01/16	5,000	5,457,245
Bank of America Corp., Sub. Notes(b)	5.750%		08/15/16	10,000	10,802,530
Bank of America NA, Sub. Notes	5.300%		03/15/17	10,500	11,375,847
Bank of America NA, Sub. Notes	6.000%		06/15/16	10,000	10,777,930
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,142,773
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	2.500%		02/20/19	6,300	6,308,266
BB&T Corp., Sr. Unsec’d. Notes, MTN(b)	1.450%		01/12/18	16,300	16,141,254
BB&T Corp., Sr. Unsec’d. Notes, MTN(b)	2.050%		06/19/18	4,875	4,893,320
BPCE SA (France), Gtd. Notes, MTN(b)	2.500%		07/15/19	10,000	9,929,800
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	19,375	19,255,166
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,661,697
Capital One Bank USA NA, Sr. Unsec’d. Notes(b)	2.300%		06/05/19	11,125	11,038,492
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.400%		09/05/19	12,135	12,007,971
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19	7,995	10,169,584
Capital One Financial Corp., Sr. Unsec’d. Notes	2.450%		04/24/19	12,075	12,024,333
Capital One Financial Corp., Sr. Unsec’d. Notes	3.150%		07/15/16	20,250	20,965,433
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	12,972,614
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	36,783,710
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		09/26/18	10,245	10,311,633
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		07/29/19	19,810	19,633,473
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.550%		04/08/19	23,100	23,082,444
Citigroup, Inc., Sr. Unsec’d. Notes(b)	3.953%		06/15/16	88,800	93,265,663
Citigroup, Inc., Sr. Unsec’d. Notes	4.450%		01/10/17	29,000	30,898,688
Citigroup, Inc., Sr. Unsec’d. Notes	4.587%		12/15/15	805	840,903
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	7,780	8,808,882
Citigroup, Inc., Sr. Unsec’d. Notes(b)	8.500%		05/22/19	15,000	18,749,505
Citigroup, Inc., Sub. Notes	4.875%		05/07/15	9,750	9,994,823
Citigroup, Inc., Sub. Notes	5.500%		02/15/17	6,000	6,504,138
Comerica, Inc., Sr. Unsec’d. Notes	2.125%		05/23/19	10,000	9,911,150
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,153,540
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN(b)	1.375%		05/26/17	14,800	14,716,306
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN(b)	2.300%		05/28/19	31,620	31,305,065
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,765,938
Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17	4,112	4,605,855
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.375%		04/25/19	7,620	7,630,706
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	7,565	7,831,227
Fifth Third Bancorp, Sub. Notes	5.450%		01/15/17	15,730	17,106,642
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(b)	5.700	%(a)	12/31/49	9,925	10,068,913
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	55,125	55,697,253
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	2.625%		01/31/19	5,000	4,987,140
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	16,050	16,440,111
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	3.625%		02/07/16	31,759	32,820,449
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	5.350%		01/15/16	5,000	5,283,110
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.375%		03/15/20	10,000	11,133,690
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	5.950%		01/18/18	36,835	41,236,561
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	27,343,330
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19	25,727	30,677,441

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%		05/15/18	35,000	34,516,160
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	12,865	14,216,211
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375%		02/13/15	30	30,226
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625%		09/24/18	9,855	10,081,074
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600%		08/02/18	13,660	13,805,438
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.500%		10/01/19	24,000	23,846,064
JPMorgan Chase & Co., Jr. Sub. Notes(b)	5.000	%(a)	12/31/49	20,000	19,496,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	14,000	15,155,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.625%		05/15/18	11,184	11,027,547
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	1.800%		01/25/18	20,500	20,455,987
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.000%		08/15/17	8,875	8,950,659
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.600%		01/15/16	10,000	10,212,240
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	3.150%		07/05/16	38,725	40,078,632
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	3.450%		03/01/16	30,000	31,068,930
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	6.000%		01/15/18	40,000	45,020,760
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	6.300%		04/23/19	65,200	75,627,697
JPMorgan Chase & Co., Sub. Notes	5.150%		10/01/15	14,600	15,228,180
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	10,425	10,384,019
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	2.300%		11/27/18	5,850	5,863,344
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	4.200%		03/28/17	9,975	10,666,766
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	24,810	28,583,651
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,035,330
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN(b)	6.875%		04/25/18	30,840	35,570,979
Merrill Lynch & Co, Inc., Sub. Notes	6.050%		05/16/16	12,000	12,884,556
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,742,180
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	17,955	17,915,212
Morgan Stanley, Jr. Sub. Notes(b)	5.450	%(a)	12/31/49	17,375	17,244,688
Morgan Stanley, Sr. Unsec’d. Notes	2.125%		04/25/18	26,790	26,787,187
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.375%		07/23/19	26,670	26,248,294
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15	22,000	22,622,820
Morgan Stanley, Sr. Unsec’d. Notes	3.800%		04/29/16	14,000	14,586,880
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.000%		07/24/15	17,000	17,451,214
Morgan Stanley, Sr. Unsec’d. Notes(b)	4.750%		03/22/17	10,000	10,746,110
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	475	497,464
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	4,550	4,942,151
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	14,765	16,555,301
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.550%		04/27/17	14,875	16,285,968
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	5.625%		09/23/19	5,498	6,188,961
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	5,257	5,717,576
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	6.250%		08/28/17	11,493	12,912,914
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	6.625%		04/01/18	25,000	28,630,600
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		04/04/19	15,850	15,864,883
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		03/20/17	15,400	16,059,320
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	35,425	35,464,995
PNC Bank NA, Sr. Unsec’d. Notes(b)	2.250%		07/02/19	29,850	29,700,243
PNC Funding Corp., Bank Gtd. Notes	5.250%		11/15/15	17,056	17,906,822
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.375%		03/16/16	25,847	27,083,469
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.875%		03/16/15	10,000	10,203,550
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	4,135	4,196,318
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	5,580	5,681,500
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	3,055	3,218,030
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	44,760	44,761,790

Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	1.500%		01/18/18		20,270	20,004,524
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(b)	1.800%		07/18/17		19,221	19,344,380
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		8,680	8,772,112
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, MTN	2.250%		07/11/19		7,000	6,941,088
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18		17,695	17,737,397
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19		20,200	20,275,467
Svenska Handelsbanken AB (Sweden), Bank Gtd. Notes(b)	2.875%		04/04/17		5,000	5,197,855
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes(b)	2.500%		01/25/19		5,325	5,418,550
Synchrony Financial, Sr. Unsec’d. Notes(b)	1.875%		08/15/17		7,025	7,034,687
Synchrony Financial, Sr. Unsec’d. Notes(b)	3.000%		08/15/19		10,115	10,142,725
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	2.375%		08/14/19		25,410	25,186,849
Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18		17,785	18,080,693
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16		10,000	10,330,690
Wachovia Bank NA, Sub. Notes	6.000%		11/15/17		12,525	14,130,943
Wells Fargo & Co., Jr. Sub. Notes(b)	7.980	%(a)	12/31/49		17,472	19,119,610
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		01/16/18		29,250	29,080,292
Wells Fargo & Co., Sr. Unsec’d. Notes(b)	2.125%		04/22/19		23,975	23,684,039

						2,377,540,080

Brokerage — 0.6%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18		3,950	3,994,343
Jefferies Group LLC, Sr. Unsec’d. Notes	3.875%		11/09/15		4,150	4,270,142
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12	(e)	1,520	307,800
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.625%		01/24/13	(e)	1,000	203,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.000%		07/19/12	(e)	900	182,250
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN(b)	2.750%		03/19/19		32,025	32,081,108
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		14,300	14,441,212

						55,480,605

Building Materials & Construction — 0.4%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18		11,000	10,890,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	1.333	%(a)	06/30/17		13,885	13,944,844
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%		01/15/16		4,072	4,331,468
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18		8,050	8,039,938

						37,206,250

Cable — 2.4%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19		4,900	4,897,050
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		10,000	11,265,880
Comcast Corp., Gtd. Notes	4.950%		06/15/16		11,860	12,678,245
Comcast Corp., Gtd. Notes	5.150%		03/01/20		11,603	13,151,223
Comcast Corp., Gtd. Notes	5.700%		07/01/19		9,000	10,398,249
Comcast Corp., Gtd. Notes	5.900%		03/15/16		10,617	11,407,584
Comcast Corp., Gtd. Notes	6.500%		01/15/17		8,673	9,712,650
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $1,049,828; purchased 01/29/09)(c)(f)	5.450%		12/15/14		1,132	1,143,120
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(c)(f)	5.500%		10/01/15		4,000	4,182,888
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%		07/15/18		5,000	5,587,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	1.750%		01/15/18		14,900	14,828,122
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	2.400%		03/15/17		14,850	15,181,526

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	23,450	24,268,358
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	1,560	1,581,881
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	10,000	10,025,000
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14	10,400	10,400,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	13,525	13,345,997
NBCUniversal Media LLC, Gtd. Notes	2.875%	04/01/16	5,637	5,811,888
Time Warner Cable, Inc., Gtd. Notes	3.500%	02/01/15	6,600	6,666,211
Time Warner Cable, Inc., Gtd. Notes(b)	5.850%	05/01/17	11,068	12,267,771
Time Warner Cable, Inc., Gtd. Notes(b)	6.750%	07/01/18	9,162	10,652,868
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	9,759	12,154,571
Time Warner Cable, Inc., Gtd. Notes	8.750%	02/14/19	10,135	12,758,050
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18	869	898,112

				235,264,744

Capital Goods — 2.7%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	8,490	8,538,783
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A(b)	2.550%	09/22/19	9,515	9,537,998
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN(b)	1.250%	11/06/17	14,485	14,378,637
CNH Capital LLC, Gtd. Notes	3.250%	02/01/17	13,125	12,928,125
Crane Co., Sr. Unsec’d. Notes	2.750%	12/15/18	9,500	9,669,451
Eaton Corp., Gtd. Notes	1.500%	11/02/17	12,250	12,197,251
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(c)(f)	1.400%	04/15/16	2,975	2,996,027
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(c)(f)	2.350%	10/15/19	20,835	20,715,511
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(b)(c)(f)	2.750%	03/15/17	3,520	3,626,008
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(c)(f)	2.800%	11/01/18	2,050	2,097,585
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(c)(f)	5.600%	05/01/15	10,000	10,286,650
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(c)(f)	5.900%	11/15/15	1,000	1,057,462
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(c)(f)	6.375%	10/15/17	4,461	5,074,860
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	7,727	7,859,569
General Electric Co., Sr. Unsec’d. Notes	5.250%	12/06/17	6,022	6,681,114
Heathrow Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	2.500%	06/25/15	10,000	10,124,980
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes(b)	2.875%	01/15/19	3,715	3,794,479
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	2.000%	01/13/17	11,475	11,710,869
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(c)(f)	2.500%	03/15/16	10,050	10,254,337
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(c)(f)	2.500%	06/15/19	6,585	6,547,867
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12-05/09/12)(c)(f)	3.125%	05/11/15	8,500	8,620,105
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	7,750	7,794,276
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	4,100	4,114,801
Roper Industries, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,793,783
Tyco International Finance SA, Gtd. Notes	3.375%	10/15/15	358	367,134

United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	25,400	28,585,770
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	11,133	11,455,768
Waste Management, Inc., Gtd. Notes	6.375%	03/11/15	1,000	1,025,136
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	20,030	20,967,925

				259,802,261

Chemicals — 1.9%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	15,000	15,037,500
Cabot Corp., Sr. Unsec’d. Notes	2.550%	01/15/18	19,425	19,665,015
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%	05/15/19	15,000	18,852,510
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	8,770	8,948,803
Eastman Chemical Co., Sr. Unsec’d. Notes	3.000%	12/15/15	3,950	4,055,208
Ecolab, Inc., Sr. Unsec’d. Notes(b)	1.450%	12/08/17	15,600	15,480,223
Ecolab, Inc., Sr. Unsec’d. Notes	3.000%	12/08/16	21,965	22,797,408
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	4,000	4,155,000
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	38,395	42,384,087
Monsanto Co., Sr. Unsec’d. Notes(b)	2.750%	07/15/21	10,275	10,188,012
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900%	01/15/16	4,665	4,728,980
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000%	09/15/17	4,739	5,300,491
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%	12/15/17	13,325	13,275,618

				184,868,855

Consumer — 0.9%
ADT Corp. (The), Sr. Unsec’d. Notes(b)	2.250%	07/15/17	30,076	29,324,100
Amazon.com, Inc., Sr. Unsec’d. Notes(b)	1.200%	11/29/17	21,545	21,317,614
Mattel, Inc., Sr. Unsec’d. Notes	2.500%	11/01/16	4,000	4,105,312
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.000%	06/15/15	3,425	3,457,592
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	7,111,816
Western Union Co. (The), Sr. Unsec’d. Notes	2.375%	12/10/15	7,750	7,872,303
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	12,671,033

				85,859,770

Electric — 3.7%
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%	10/15/17	5,000	5,612,500
Alliant Energy Corp., Sr. Unsec’d. Notes	4.000%	10/15/14	2,000	2,002,402
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%	12/15/17	19,295	19,286,587
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%	02/01/17	12,400	13,676,518
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	6.850%	06/01/15	5,157	5,363,316
CMS Energy Corp., Sr. Unsec’d. Notes	4.250%	09/30/15	25,144	25,979,937
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%	07/17/17	5,000	5,649,760
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	5,375	5,398,677
Dayton Power & Light Co. (The), First Mortgage	1.875%	09/15/16	3,450	3,495,895
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950%	08/15/16	10,100	10,267,024
Duke Energy Corp., Sr. Unsec’d. Notes	1.625%	08/15/17	17,455	17,523,825
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	4,350	4,382,186
Duke Energy Corp., Sr. Unsec’d. Notes	2.150%	11/15/16	10,080	10,298,071
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.875%	10/07/14	15,080	15,084,207
Entergy Corp., Sr. Unsec’d. Notes	3.625%	09/15/15	2,500	2,560,575
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	7,460	7,978,671
Entergy Louisiana LLC, First Mortgage	1.875%	12/15/14	3,545	3,556,156
Entergy Texas, Inc., First Mortgage	3.600%	06/01/15	2,475	2,527,307
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	11,718	12,060,107
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750%	03/15/18	10,850	10,893,205
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.300%	06/15/15	3,200	3,263,382
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	7,745	8,267,788
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%	09/15/17	7,040	7,931,306
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	2.125%	11/15/15	17,800	18,021,201
Nevada Power Co., General Ref. Mortgage	5.875%	01/15/15	13,350	13,560,316
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200%	06/01/15	5,480	5,502,846
NextEra Energy Capital Holdings, Inc., Gtd. Notes(b)	2.600%	09/01/15	8,300	8,447,325

Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes	3.553%	10/01/14	4,750	4,750,000
Ohio Power Co., Sr. Unsec’d. Notes	6.000%	06/01/16	10,366	11,218,904
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%	01/15/15	3,000	3,049,212
Peco Energy Co., First Mortgage	5.000%	10/01/14	2,685	2,685,000
Pepco Holdings, Inc., Sr. Unsec’d. Notes	2.700%	10/01/15	5,100	5,188,164
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	18,060	18,081,022
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	2,325	2,343,002
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	16,085	16,626,325
Southern Co. (The), Sr. Unsec’d. Notes	1.950%	09/01/16	20,455	20,857,493
Southern Co. (The), Sr. Unsec’d. Notes	2.450%	09/01/18	7,050	7,170,985
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.900%	07/01/15	6,811	6,992,363
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	4,000	4,179,468
TECO Finance, Inc., Gtd. Notes	6.572%	11/01/17	2,000	2,280,998
TransAlta Corp (Canada), Sr. Unsec’d. Notes(b)	4.750%	01/15/15	3,860	3,903,410

				357,917,436

Energy — Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.375%	11/06/17	12,850	12,761,618
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.375%	05/10/18	25,300	24,846,194
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	1.846%	05/05/17	10,050	10,157,425
BP Capital Markets PLC (United Kingdom), Gtd. Notes, MTN	2.241%	09/26/18	9,950	9,981,362
Chevron Corp., Sr. Unsec’d. Notes(b)	1.718%	06/24/18	13,445	13,449,719
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%	12/15/19	3,291	4,007,763
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	1,598	1,606,720
Shell International Finance BV (Netherlands), Gtd. Notes(b)	1.900%	08/10/18	3,350	3,350,791
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	12,218	13,964,612

				94,126,204

Energy — Other — 2.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	48,705	55,207,994
California Resources Corp., Gtd. Notes, 144A	5.000%	01/15/20	4,800	4,872,000
Cameron International Corp., Sr. Unsec’d. Notes	6.375%	07/15/18	4,742	5,456,890
Devon Energy Corp., Sr. Unsec’d. Notes	1.875%	05/15/17	10,105	10,197,885
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	11,900	11,872,880
Devon Energy Corp., Sr. Unsec’d. Notes	2.400%	07/15/16	2,000	2,043,720
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500%	03/01/16	4,300	4,448,341
Nabors Industries, Inc., Gtd. Notes	2.350%	09/15/16	2,485	2,539,240
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	15,755	17,780,337
National Oilwell Varco, Inc., Sr. Unsec’d. Notes(b)	1.350%	12/01/17	5,360	5,336,260
Noble Holding International Ltd., Gtd. Notes	2.500%	03/15/17	3,095	3,150,871
Occidental Petroleum Corp., Sr. Unsec’d. Notes	1.750%	02/15/17	17,285	17,504,554
Phillips 66, Gtd. Notes(b)	2.950%	05/01/17	6,430	6,680,796
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%	03/15/17	5,250	5,861,053
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	19,140	22,114,165
Schlumberger Norge AS, Gtd. Notes, 144A	1.250%	08/01/17	7,430	7,418,907
Schlumberger Norge AS, Gtd. Notes, 144A	1.950%	09/14/16	9,210	9,393,942
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	14,120	14,118,376
Transocean, Inc., Gtd. Notes	5.050%	12/15/16	3,375	3,597,426
Weatherford International Ltd., Gtd. Notes	5.500%	02/15/16	4,850	5,135,316
Weatherford International Ltd., Gtd. Notes(b)	6.000%	03/15/18	14,700	16,535,927
Weatherford International Ltd., Gtd. Notes	6.350%	06/15/17	10,350	11,605,931
Whiting Petroleum Corp., Gtd. Notes(b)	5.000%	03/15/19	10,000	10,275,000
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	10,300	10,892,250
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	4.500%	11/10/14	4,800	4,819,862

				268,859,923

Foods — 4.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	1.375%	07/15/17	31,050	31,008,610
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(b)	5.375%	01/15/20	10,000	11,281,880
Beam, Inc., Sr. Unsec’d. Notes(b)	1.875%	05/15/17	8,465	8,510,533
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(b)(c)(f)	1.900%	03/01/17	8,100	8,213,368
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	2.125%	09/15/15	10,000	10,147,430
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes(b)	2.375%	11/26/18	25,500	25,608,502
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900%	01/25/18	13,195	13,115,922
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	9,718	9,727,057
Delhaize Group SA (Belgium), Gtd. Notes	4.125%	04/10/19	15,120	15,914,858
Delhaize Group SA (Belgium), Gtd. Notes(b)	6.500%	06/15/17	11,745	13,149,890
Diageo Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/11/17	9,235	9,281,230
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	14,744	15,144,963
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%	10/01/17	16,325	16,218,626
Kellogg Co., Sr. Unsec’d. Notes	1.750%	05/17/17	4,925	4,963,642
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	2.250%	06/05/17	10,720	10,920,164
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	11,431	13,112,900
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	9,800	11,077,626
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%	01/15/19	4,125	4,127,958
Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17	10,975	11,127,476
Mondelez International, Inc., Sr. Unsec’d. Notes(b)	4.125%	02/09/16	10,250	10,694,911
Nabisco, Inc., Sr. Unsec’d. Notes	7.550%	06/15/15	4,393	4,609,259
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%	01/15/17	30,990	31,659,446
Starbucks Corp., Sr. Unsec’d. Notes	2.000%	12/05/18	8,045	8,031,509
Sysco Corp., Gtd. Notes	1.450%	10/02/17	8,800	8,811,889
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.000%	12/05/14	11,350	11,377,376
Tyson Foods, Inc., Gtd. Notes	2.650%	08/15/19	13,580	13,605,408
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	21,250	22,992,309
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,459,104
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	23,908,934
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,585,833
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%	09/22/15	1,766	1,796,531
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	10,345	10,695,375
Yum! Brands, Inc., Sr. Unsec’d. Notes	6.250%	04/15/16	5,300	5,703,139

				406,583,658

Healthcare & Pharmaceutical — 6.7%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	39,240,771
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	15,000	14,768,580
Actavis Funding SCS, Gtd. Notes, 144A	2.450%	06/15/19	6,530	6,349,126
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17	18,710	18,548,757
Allergan, Inc., Sr. Unsec’d. Notes	5.750%	04/01/16	15,900	16,961,532
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/15/17	26,975	27,455,479
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	24,700	24,438,205
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	23,775	24,321,825
Amgen, Inc., Sr. Unsec’d. Notes	6.150%	06/01/18	6,000	6,834,084
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(b)	5.900%	09/15/17	10,000	11,257,620
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	01/15/17	6,765	6,863,120
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	6,190	6,164,231
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,363,372
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,138,172
CareFusion Corp., Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	4,476,586
Celgene Corp., Sr. Unsec’d. Notes	1.900%	08/15/17	5,555	5,596,207
Celgene Corp., Sr. Unsec’d. Notes	2.300%	08/15/18	17,100	17,183,157
Celgene Corp., Sr. Unsec’d. Notes	2.450%	10/15/15	6,840	6,959,283
CR Bard, Inc., Sr. Unsec’d. Notes	1.375%	01/15/18	11,225	11,090,412
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,697,136

Express Scripts Holding Co., Gtd. Notes(b)	2.250%	06/15/19	25,000	24,649,750
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	26,467	27,216,281
Express Scripts Holding Co., Gtd. Notes	3.125%	05/15/16	7,300	7,561,055
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A(b)	4.375%	02/01/19	10,000	10,525,610
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.050%	12/01/16	9,700	10,104,257
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(b)	1.500%	05/08/17	24,125	24,288,567
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,969,931
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(b)	2.500%	11/01/18	8,100	8,138,143
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	4,372	4,620,719
Life Technologies Corp., Sr. Unsec’d. Notes	3.500%	01/15/16	14,150	14,606,352
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15	4,500	4,569,975
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	24,619,109
McKesson Corp., Sr. Unsec’d. Notes	3.250%	03/01/16	2,310	2,384,913
Medco Health Solutions, Inc., Gtd. Notes	2.750%	09/15/15	3,355	3,418,678
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	2,810	3,271,607
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	14,340	14,153,006
Mylan, Inc., Gtd. Notes(b)	2.600%	06/24/18	7,855	7,928,248
Mylan, Inc., Sr. Unsec’d. Notes	2.550%	03/28/19	3,195	3,177,293
Perrigo Co. PLC, Gtd. Notes, 144A	2.300%	11/08/18	8,350	8,294,289
Pfizer, Inc., Sr. Unsec’d. Notes(b)	2.100%	05/15/19	25,000	24,914,650
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.250%	09/30/19	35,000	34,855,800
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	10,834	12,555,566
Sanofi (France), Sr. Unsec’d. Notes(b)	1.250%	04/10/18	8,225	8,106,798
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes(b)	2.400%	11/10/16	18,420	18,895,844
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	33,005	33,628,629
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	4,992,712
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.200%	03/01/16	6,385	6,591,248
Zoetis, Inc., Sr. Unsec’d. Notes	1.150%	02/01/16	4,850	4,860,510
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,574,417

				655,181,612

Healthcare Insurance — 2.1%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	2,987,835
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,719,953
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,028,164
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	2,650	3,088,737
Cigna Corp., Sr. Unsec’d. Notes	2.750%	11/15/16	20,415	21,101,291
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	21,235,732
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,004,486
Humana, Inc., Sr. Unsec’d. Notes	6.450%	06/01/16	3,500	3,809,932
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.400%	10/15/17	4,750	4,743,141
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.375%	03/15/16	23,015	24,579,422
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	17,134,622
WellPoint, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,149,850
Wellpoint, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	21,715	21,381,175
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	12,975	13,008,566

				203,972,906

Insurance — 3.4%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	5,090	5,642,326
American International Group, Inc., Sr. Unsec’d. Notes(b)	2.300%	07/16/19	29,190	28,976,067
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	5,000	5,218,040
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%	05/18/17	18,736	20,646,978

American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.600%	10/18/16	2,500	2,721,725
American International Group, Inc., Sr. Unsec’d. Notes, MTN(b)	5.850%	01/16/18	15,000	16,873,845
Aon Corp. (United Kingdom), Gtd. Notes	3.125%	05/27/16	4,665	4,822,733
Aon Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	7,315	7,517,925
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	5,180	5,226,620
Axis Specialty Finance PLC, Gtd. Notes	2.650%	04/01/19	9,160	9,190,228
Berkshire Hathaway Finance Corp., Gtd. Notes(b)	2.900%	10/15/20	25,375	25,793,282
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	6.150%	10/15/15	4,639	4,881,680
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.000%	03/30/15	16,355	16,644,500
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.000%	10/15/17	7,500	8,025,375
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	10,004	10,926,919
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%	08/15/16	3,135	3,454,767
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	7,135	7,316,250
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	11,401	13,579,036
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	5,974,399
MetLife, Inc., Sr. Unsec’d. Notes(b)	1.756%	12/15/17	12,125	12,197,592
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	18,310	18,158,064
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	2.300%	04/10/19	50,000	49,780,800
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	20,551,569
Principal Financial Group, Inc., Gtd. Notes(b)	1.850%	11/15/17	10,345	10,348,414
Willis Group Holdings PLC, Gtd. Notes	4.125%	03/15/16	4,065	4,222,206
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	8,750	8,742,256

				327,433,596

Lodging — 1.8%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,742,951
Marriott International, Inc., Sr. Unsec’d. Notes(b)	3.000%	03/01/19	25,350	25,957,766
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,304,611
Marriott International, Inc., Sr. Unsec’d. Notes	5.810%	11/10/15	22,840	24,038,415
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	10,565,121
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,477,771
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	12,150,980
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.375%	11/15/15	16,528	17,719,917
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,633,233
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	30,371,274
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	6.000%	12/01/16	6,895	7,531,677

				174,493,716

Media & Entertainment — 1.6%
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	30,452	34,605,531
CBS Corp., Gtd. Notes (original cost $7,687,511; purchased 06/11/12-12/16/13)(c)(f)	1.950%	07/01/17	7,702	7,800,231
News America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	8,214,868
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	8,700	8,684,932
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	24,000	23,587,992
Time Warner, Inc., Gtd. Notes(b)	3.150%	07/15/15	13,200	13,461,756
Time Warner, Inc., Gtd. Notes(b)	5.875%	11/15/16	31,037	34,054,821
Viacom, Inc., Sr. Unsec’d. Notes (original cost $8,967,782; purchased 12/07/11)(b)(c)(f)	2.500%	12/15/16	9,025	9,269,198
Viacom, Inc., Sr. Unsec’d. Notes (original cost $6,253,707; purchased 08/12/13)(c)(f)	2.500%	09/01/18	6,290	6,369,053
Viacom, Inc., Sr. Unsec’d. Notes (original cost $4,187,197; purchased 09/24/09)(c)(f)	4.250%	09/15/15	4,195	4,339,648

Viacom, Inc., Sr. Unsec’d. Notes (original cost $11,374,360; purchased 07/17/12)(c)(f)	6.250%	04/30/16	9,660	10,454,148

				160,842,178

Metals — 1.4%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes(b)	4.250%	03/01/16	6,330	6,456,600
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes(b)	9.500%	02/15/15	2,395	2,460,863
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.050%	09/30/18	12,950	13,008,560
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%	04/01/17	14,500	14,608,750
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	2.375%	03/15/18	595	596,510
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17	11,150	11,339,862
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(b)	3.125%	04/29/19	19,080	19,091,448
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	2.250%	09/20/16	2,108	2,157,753
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	2.500%	05/20/16	4,235	4,344,919
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%	11/02/20	3,815	3,952,145
Teck Resources Ltd. (Canada), Gtd. Notes(b)	2.500%	02/01/18	14,075	14,093,579
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A(b)	2.050%	10/23/15	7,825	7,912,460
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	7,880	8,011,478
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	23,375	23,426,892
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	3.600%	01/15/17	1,186	1,233,151

				132,694,970

Non-Captive Finance — 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(b)	2.750%	05/15/17	4,850	4,734,812
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(b)	3.750%	05/15/19	7,310	7,090,700
Air Lease Corp., Sr. Unsec’d. Notes	4.500%	01/15/16	4,200	4,347,000
Air Lease Corp., Sr. Unsec’d. Notes	5.625%	04/01/17	2,665	2,874,869
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875%	02/19/19	20,000	19,650,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	4.750%	02/15/15	10,000	10,100,000
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	1.625%	04/02/18	30,000	29,946,330
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(b)	2.300%	01/14/19	20,325	20,525,344
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	1.000%	01/08/16	29,875	29,988,376
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.500%	07/12/16	49,675	50,278,253
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.600%	11/20/17	9,500	9,517,651
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	2.300%	04/27/17	25,350	26,047,024
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	5.625%	05/01/18	37,626	42,537,660
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	10,000	11,662,760
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	16,644	16,519,170
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	3,750	3,918,750
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	3.875%	09/10/15	6,950	7,036,875
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	5.000%	04/15/15	12,310	12,494,650
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%	11/14/14	3,000	3,000,000
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	9,565	10,007,381
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%	01/25/16	3,490	3,622,620
NYSE Euronext, Gtd. Notes	2.000%	10/05/17	19,880	20,066,395

				345,966,620

Paper — 0.9%
Domtar Corp., Gtd. Notes	7.125%	08/15/15	8,085	8,460,249
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(c)(f)	7.700%	06/15/15	3,000	3,145,698
International Paper Co., Sr. Unsec’d. Notes	5.250%	04/01/16	4,500	4,776,188
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	34,026	40,621,464

International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	10,800,969
Rock-Tenn Co., Gtd. Notes(b)	4.450%	03/01/19	12,675	13,571,794
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	7,607	9,195,045

				90,571,407

Pipelines & Other — 1.7%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.950%	10/15/14	950	951,456
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,602,993
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	10,000	11,019,500
DCP Midstream Operating LP, Gtd. Notes(b)	2.500%	12/01/17	8,990	9,173,019
DCP Midstream Operating LP, Gtd. Notes	2.700%	04/01/19	4,560	4,571,177
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	5,000	5,722,225
Enable Midstream Partners LP, Gtd. Notes, 144A	2.400%	05/15/19	6,545	6,476,520
Enterprise Products Operating LLC, Gtd. Notes	1.250%	08/13/15	5,575	5,601,348
Enterprise Products Operating LLC, Gtd. Notes(b)	3.200%	02/01/16	2,190	2,260,660
Enterprise Products Operating LLC, Gtd. Notes	3.700%	06/01/15	2,400	2,448,374
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,944,469
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(b)	2.650%	02/01/19	8,300	8,275,291
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(b)	3.500%	03/01/16	10,061	10,403,034
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.625%	02/15/15	3,600	3,667,640
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.000%	02/01/17	4,900	5,384,213
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	4,350,820
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	13,030	13,104,193
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	9,185	9,519,600
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,645,928
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	14,115	14,550,137
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	5,985	6,031,150
Williams Partners LP, Sr. Unsec’d. Notes	3.800%	02/15/15	8,300	8,392,006
Williams Partners LP, Sr. Unsec’d. Notes(b)	5.250%	03/15/20	12,042	13,371,822
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,126,138

				168,593,713

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.875%	02/15/16	2,000	2,163,068
CSX Corp., Sr. Unsec’d. Notes	6.250%	04/01/15	652	670,588
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18	11,608	13,320,447
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	15,175	18,324,010
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	7,901,976
Union Pacific Corp., Sr. Unsec’d. Notes	2.250%	02/15/19	3,900	3,943,528

				46,323,617

Real Estate Investment Trusts — 1.4%
Duke Realty LP, Gtd. Notes	7.375%	02/15/15	4,535	4,646,225
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,297,505
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	5,135,144
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	2,675	2,788,417
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700%	05/01/17	3,235	3,572,595
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,522,531
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,796,420
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	6,500	6,834,561
Realty Income Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	1,700	1,855,887
Simon Property Group LP, Sr. Unsec’d. Notes(b)	2.200%	02/01/19	22,200	22,262,227
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,742,769
Simon Property Group LP, Sr. Unsec’d. Notes	4.200%	02/01/15	2,280	2,286,687
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,774	3,182,741
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18	11,910	11,780,884
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,036,655
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	13,776,719

WEA Finance LLC/Westfield Uk & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	16,900	16,924,758

				137,442,725

Retailers — 1.5%
AutoZone, Inc., Sr. Unsec’d. Notes	5.500%	11/15/15	7,400	7,786,295
AutoZone, Inc., Sr. Unsec’d. Notes	5.750%	01/15/15	13,024	13,219,412
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.125%	12/15/17	10	9,908
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	34,250	34,374,122
CVS Health Corp., Sr. Unsec’d. Notes(b)	2.250%	08/12/19	20,350	20,143,264
CVS Health Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	7,500	7,631,385
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	25,926,921
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	9,724,005
Target Corp., Sr. Unsec’d. Notes	2.300%	06/26/19	5,000	5,007,325
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	15,915	18,104,856
Walgreen Co., Sr. Unsec’d. Notes	1.800%	09/15/17	8,760	8,791,668

				150,719,161

Technology — 4.3%
Amphenol Corp., Sr. Unsec’d. Notes	4.750%	11/15/14	3,550	3,567,583
Apple, Inc., Sr. Unsec’d. Notes(b)	1.000%	05/03/18	17,600	17,165,667
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/06/21	43,785	43,870,906
Arrow Electronics, Inc., Sr. Unsec’d. Notes(b)	3.000%	03/01/18	5,425	5,560,289
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	1,625	1,666,834
Brightstar Corp., Gtd. Notes, 144A (original cost $10,226,750; purchased 06/24/14)(c)(f)	9.500%	12/01/16	9,500	10,058,125
CA, Inc., Sr. Unsec’d. Notes(b)	2.875%	08/15/18	7,865	7,972,483
CA, Inc., Sr. Unsec’d. Notes	6.125%	12/01/14	7,000	7,063,952
Cisco Systems, Inc., Sr. Unsec’d. Notes(b)	2.125%	03/01/19	9,715	9,710,113
EMC Corp., Sr. Unsec’d. Notes	1.875%	06/01/18	32,460	32,268,356
Equifax, Inc., Sr. Unsec’d. Notes	4.450%	12/01/14	14,625	14,646,455
Fidelity National Information Services, Inc., Gtd. Notes	1.450%	06/05/17	2,090	2,077,813
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,453,807
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,670	1,707,271
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	34,775	35,937,876
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.350%	03/15/15	15,000	15,127,650
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.600%	09/15/17	14,150	14,533,875
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	17,058	17,324,992
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.300%	12/09/16	8,126	8,478,620
Intel Corp., Sr. Unsec’d. Notes	1.350%	12/15/17	25,325	25,242,947
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	4,537	5,005,999
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	13,904,798
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	4,825	4,740,562
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	57,340	58,095,799
Oracle Corp., Sr. Unsec’d. Notes(b)	2.800%	07/08/21	12,690	12,595,333
Seagate HDD Cayman, Gtd. Notes, 144A(b)	3.750%	11/15/18	13,195	13,458,900
Tyco Electronics Group SA (Switzerland), Gtd. Notes	1.600%	02/03/15	4,710	4,727,950
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%	08/01/19	3,455	3,447,444
Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17	2,010	2,080,394
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	16,135	16,356,211

				415,849,004

Telecommunications — 7.1%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	24,770	25,299,335
America Movil SAB de CV (Mexico), Gtd. Notes	3.625%	03/30/15	7,200	7,298,208
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	11,400	12,475,134
America Movil SAB de CV (Mexico), Gtd. Notes	5.750%	01/15/15	2,600	2,636,270
AT&T, Inc., Sr. Unsec’d. Notes(b)	1.400%	12/01/17	9,590	9,535,807

AT&T, Inc., Sr. Unsec’d. Notes	1.600%	02/15/17	27,100	27,302,166
AT&T, Inc., Sr. Unsec’d. Notes(b)	2.300%	03/11/19	25,000	25,076,800
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	08/15/16	16,925	17,319,945
AT&T, Inc., Sr. Unsec’d. Notes	2.500%	08/15/15	20,676	21,026,686
AT&T, Inc., Sr. Unsec’d. Notes	2.950%	05/15/16	15,420	15,925,437
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%	06/22/15	18,705	18,893,472
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,813,450
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	38,188,617
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	15,090	15,265,361
CenturyLink, Inc., Sr. Unsec’d. Notes	5.000%	02/15/15	9,190	9,258,925
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17	10,450	10,946,375
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.250%	03/06/17	20,425	20,791,404
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.125%	04/11/16	8,800	9,081,415
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(c)(f)	7.082%	06/01/16	8,480	9,235,449
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage	1.400%	07/18/17	8,720	8,707,156
Orange SA (France), Sr. Unsec’d. Notes	2.125%	09/16/15	4,360	4,414,304
Orange SA (France), Sr. Unsec’d. Notes	2.750%	09/14/16	10,225	10,532,445
Orange SA (France), Sr. Unsec’d. Notes	2.750%	02/06/19	21,115	21,367,155
Orange SA (France), Sr. Unsec’d. Notes	5.375%	07/08/19	4,828	5,434,170
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	9,403,584
Qwest Corp., Sr. Unsec’d. Notes	8.375%	05/01/16	8,679	9,588,880
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	7,000	8,085,000
Telefonica Emisiones SAU (Spain), Gtd. Notes(b)	3.192%	04/27/18	28,700	29,600,233
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.949%	01/15/15	4,740	4,795,960
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(b)	5.500%	11/15/19	8,700	9,849,096
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	1.100%	11/01/17	13,100	12,921,460
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.000%	11/01/16	49,575	50,352,733
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.000%	04/01/16	19,250	19,842,438
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	15,000	16,227,810
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	30,000	34,891,110
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.625%	02/21/20	76,469	75,509,696
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250%	09/26/17	24,270	23,923,376
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.500%	02/19/18	12,000	11,825,616
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	24,792,397

				694,434,875

Tobacco — 1.5%
Altria Group, Inc., Gtd. Notes	4.125%	09/11/15	5,430	5,604,520
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	5,353	6,968,578
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	4,906	6,319,914
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,034,185
Lorillard Tobacco Co., Gtd. Notes(b)	2.300%	08/21/17	11,600	11,737,843
Lorillard Tobacco Co., Gtd. Notes(b)	3.500%	08/04/16	16,264	16,895,157
Lorillard Tobacco Co., Gtd. Notes	6.875%	05/01/20	9,285	10,886,802
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	1.125%	08/21/17	23,615	23,462,636
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%	01/15/19	22,900	22,678,603
Reynolds American, Inc., Gtd. Notes	1.050%	10/30/15	6,800	6,820,325

Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	10,400	11,737,544

				149,146,107

TOTAL CORPORATE BONDS (cost $8,711,454,249)				8,787,184,403

FOREIGN AGENCIES — 1.5%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes(b)	1.750%	05/09/18	8,450	8,319,549
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(b)	2.150%	01/22/19	12,900	12,864,061
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.125%	09/09/15	11,000	11,341,143
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.875%	01/14/15	5,000	5,071,565
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	10,034,955
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.375%	08/10/15	5,800	5,977,016
Petrobras Global Finance BV (Brazil), Gtd. Notes(b)	2.000%	05/20/16	15,595	15,594,220
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.500%	02/06/17	11,405	11,603,219
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%	01/27/16	4,100	4,196,350
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19	4,000	4,858,000
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A(b)	1.750%	04/10/17	46,030	45,880,402
Statoil ASA (Norway), Gtd. Notes(b)	1.950%	11/08/18	11,575	11,617,272

TOTAL FOREIGN AGENCIES (cost $146,072,899)				147,357,752

MUNICIPAL BONDS — 0.4%
California — 0.1%
Catholic Health Initiatives, Sec’d. Notes	1.600%	11/01/17	2,100	2,109,200
Catholic Health Initiatives, Unsec’d. Notes	2.600%	08/01/18	5,270	5,341,488
State of California, GO Var. Purp.	4.850%	10/01/14	3,200	3,200,384

				10,651,072

Illinois — 0.3%
State of Illinois, GO	4.421%	01/01/15	32,070	32,376,268

TOTAL MUNICIPAL BONDS (cost $42,803,100)				43,027,340

SOVEREIGN BOND — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN (cost $8,659,176)	5.950%	03/19/19	7,556	8,625,174

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes	1.000%	09/15/17	3,640	3,634,315
U.S. Treasury Notes	1.750%	09/30/19	27,170	27,133,918

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,786,385)				30,768,233

			Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,553,440

TOTAL LONG-TERM INVESTMENTS (cost $9,536,637,028)		9,598,966,428

SHORT-TERM INVESTMENT — 7.2%

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $688,706,404; includes $573,956,409 of cash collateral for securities on loan)(g)(h)	688,706,404	688,706,404

TOTAL INVESTMENTS — 105.8% (cost $10,232,463,432)(i)		10,287,672,832
Liabilities in excess of other assets(j) — (5.8)%		(565,774,694)

NET ASSETS — 100.0%		$9,721,898,138

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note

#	Principal or Notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $560,571,958; cash collateral of $573,956,409 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments and/or principal re-payment; non-income producing security.
(e)	Security is post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $146,811,533. The aggregate value, $145,487,338, is approximately 1.5% of net assets.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$10,364,915,032

Appreciation	62,231,714
Depreciation	(139,473,914)

Net Unrealized Depreciation	$(77,242,200)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation(1)(2)
	Long Position:
4,520	2 Year U.S. Treasury Notes	Dec. 2014	$988,800,364	$989,173,750	$373,386

	Short Positions:
3,704	5 Year U.S. Treasury Notes	Dec. 2014	440,001,773	438,026,938	1,974,835
2,414	10 Year U.S. Treasury Notes	Dec. 2014	302,348,362	300,882,469	1,465,893

					3,440,728

					$3,814,114

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(2)	Cash of $ 374,050 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.217%	$45,658	$(188,736)	$234,394	Deutsche Bank
Berkshire Hathaway, Inc.	03/20/15	1.000%	10,000	0.217%	45,658	(177,792)	223,450	Goldman Sachs & Co.
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.513%	281,435	(359,547)	640,982	Credit Suisse
Wal-Mart Stores, Inc.	12/20/14	1.000%	10,000	0.062%	24,701	270,152	(245,451)	JPMorgan Chase

					$397,452	$(455,923)	$853,375

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$578,450,086	$—
Corporate Bonds	—	8,682,744,816	104,439,587
Foreign Agencies	—	147,357,752	—
Municipal Bonds	—	43,027,340	—
Sovereign Bond	—	8,625,174	—
U.S. Treasury Obligations	—	30,768,233	—
Preferred Stock	3,553,440	—	—
Affiliated Money Market Mutual Fund	688,706,404	—	—
Other Financial Instruments*
Futures Contracts	3,814,114	—	—
Credit Default Swap Agreements	—	853,375	—

Total	$696,073,958	$9,491,826,776	$104,439,587

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Credit Default Swaps
Balance as of 12/31/13	$73,324,299	$(1,745)
Realized gain (loss)	—	—	**
Change in unrealized appreciation (depreciation)***	658,009	1,745
Purchases	31,454,859	—
Sales	(6,677,766)	—
Accrued discount/premium	—	—
Transfers into Level 3	5,680,186	—
Transfers out of Level 3	—	—

Balance as of 9/30/14	$104,439,587	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(1,769).
***	Of which, $658,009 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, one Corporate Bond transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks as discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 19, 2014

*	Print the name and title of each signing officer under his or her signature.